COMMITMENTS AND CONTINGENCIES (Details Narrative) - CAD ($)		6 Months Ended
	Jul. 01, 2014	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Agreement termination period from the date of effective control change		60 days
Payment period		30 days
June 2018 up to December 31, 2019 [Member]
IfrsStatementLineItems [Line Items]
Management fees, per month		$ 30,951
January 1, 2020 [Member]
IfrsStatementLineItems [Line Items]
Management fees, per month		$ 16,907
Independent Directors [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month	$ 2,000
Chairman Of Board [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month	3,000
Committee Chairmen [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month	$ 2,500